Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member] Class A [member]	Issued capital [member] Class B [member]	Issued capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022			$ 7,881,444	$ 7,584,322	$ (5,760,236)	$ 198,575	$ 9,904,105
IfrsStatementLineItems [Line Items]
Reduction in consolidated entities						(361,158)	(361,158)
Share based payments				131,712			131,712
Profit (loss) for the year					1,418,643		1,418,643
Unrealized loss on FVOCI financial assets						833,587	833,587
Financial statements translation differences of foreign operation						(74,641)	(74,641)
Balance at Dec. 31, 2023			7,881,444	7,716,034	(4,341,593)	596,363	11,852,248
IfrsStatementLineItems [Line Items]
Share based payments				131,712			131,712
Profit (loss) for the year					1,104,213		1,104,213
Unrealized loss on FVOCI financial assets						(1,458)	(1,458)
Financial statements translation differences of foreign operation						(87,452)	(87,452)
Balance at Dec. 31, 2024			7,881,444	7,847,746	(3,237,380)	507,453	12,999,263
IfrsStatementLineItems [Line Items]
Share based payments				87,808			87,808
Profit (loss) for the year					(20,173,616)		(20,173,616)
Unrealized loss on FVOCI financial assets						(1,789,804)	(1,789,804)
Financial statements translation differences of foreign operation						(3,852)	(3,852)
Issuance of ordinary shares	718,750			1,383,816			2,102,566
Share re-designation	4,832,852	3,048,592	(7,881,444)
Transfer of cumulative losses on FVOCI equity instruments to retained earnings due to derecognition					(935,917)	935,917
Balance at Dec. 31, 2025	$ 5,551,602	$ 3,048,592		$ 9,319,370	$ (24,346,913)	$ (350,286)	$ (6,777,635)